Dec. 31, 2023
T. Rowe Price Growth Stock ETF
Supplement to Prospectus and Summary Prospectus dated May 1, 2024, as supplemented

The fund currently has the following investment policy:

The fund normally invests at least 80% of its assets in the common stocks of a diversified group of growth companies (or futures that similar economic characteristics).

Effective March 1, 2025, this investment policy will be replaced with the following:

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with growth characteristics.